STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure Of Compensation Related Costs, Share-Based Payments [Abstract]
Schedule of stock-based compensation, net of estimated forfeitures
	Year Ended December 31,
	2015	2014	2013
Direct costs of customer support	$1,901	$1,448	$1,108
Sales and marketing	2,101	1,147	1,110
General and administrative	4,779	4,587	4,525
	$8,781	$7,182	$6,743

Schedule of stock option activity of stock-based compensation plans

	Shares	Weighted Average Exercise Price
Balance, December 31, 2014	5,928	$7.07
Granted	1,344	9.17
Exercised	(856)	7.06
Forfeitures and post-vesting cancellations	(911)	8.50
Balance, December 31, 2015	5,505	7.35
Exercisable, December 31, 2015	3,659	6.68

Schedule of fully vested and exercisable stock options and stock options expected to vest

	Fully Vested and Exercisable	Expected to Vest
Total shares	3,659	5,161
Weighted-average exercise price	$6.68	7.26
Aggregate intrinsic value	$3,387	3,387
Weighted-average remaining contractual term (in years)	3.4	4.7

Schedule of restricted stock activity
	Shares	Weighted- Average Grant Date Fair Value
Unvested balance, December 31, 2014	769	$6.89
Granted	1,122	9.27
Vested	(540)	7.02
Forfeited	(213)	8.36
Unvested balance, December 31, 2015	1,138	8.90

Schedule of unrecognized compensation costs related to unvested stock-based compensation
	Stock Options	Restricted Stock	Total
Unrecognized compensation	$4,458	$5,513	$9,971
Weighted-average remaining recognition period (in years)	2.7	1.9	2.2